Note 17 - Regulatory Capital	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

NOTE 17 Regulatory Capital

Effective January 1, 2015 the capital requirements of the Company and the Bank were changed to implement the regulatory requirements of the Basel III capital reforms. The new requirements, among other things, (i) apply a strengthened set of capital requirements to the Bank (the Company is exempt, pursuant to the Small Bank Holding Company Policy Statement (Policy Statement) described below), including new requirements relating to common equity as a component of core capital, (ii) implement a “capital conservation buffer” against risk and a higher minimum tier 1 capital requirement, and (iii) revise the rules for calculating risk-weighted assets for purposes of such requirements. The new rules made corresponding revisions to the prompt corrective action framework and include the new capital ratios and buffer requirements which will be phased in incrementally, with full implementation scheduled for January 1, 2019. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, both the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

In the second quarter of 2015, the FRB amended its Policy Statement, which exempted small bank holding companies from the above capital requirements, by raising the asset size threshold for determining applicability from $500 million to $1 billion. The Policy Statement was also expanded to include savings and loan holding companies that meet the Policy Statement’s qualitative requirements for exemption. The Company met the qualitative exemption requirements, and therefore, is exempt from the above capital requirements.

Quantitative measures established by regulations to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the following table) of Tier I (Core) capital, and Risk-based capital (as defined in the regulations) to total assets (as defined).

At December 31, 2015 and 2014, the Bank's capital amounts and ratios are presented for actual capital, required capital and excess capital including amounts and ratios in order to qualify as being well capitalized under the prompt corrective action regulations:

	Actual		Required to be Adequately Capitalized		Excess Capital		To Be Well Capitalized Under Prompt Corrective Action Provisions (1)
(Dollars in thousands)	Amount	Percent of Assets(2)	Amount	Percent of Assets(2)	Amount	Percent of Assets(2)	Amount	Percent of Assets(2)
December 31, 2015
Common equity tier 1 capital	$71,520	14.08%	$22,854	4.50%	$48,666	9.58%	$33,012	6.50%
Tier I leverage	71,520	11.46	24,971	4.00	46,549	7.46	31,213	5.00
Tier 1 risk-based capital	71,520	14.08	30,473	6.00	41,047	8.08	40,630	8.00
Total risk-based capital	77,934	15.35	40,630	8.00	37,304	7.35	50,788	10.00

December 31, 2014
Tier I or core capital	$66,976	11.76%	$22,775	4.00%	$44,201	7.76%	$28,469	5.00%
Tier I risk-based capital	66,976	17.21	15,562	4.00	51,414	13.21	23,343	6.00
Risk-based capital to risk-weighted assets	71,882	18.48	31,125	8.00	40,757	10.48	38,906	10.00

(1) Under the recently issued final rules, revised requirements began to be phased in on January 1, 2015, as described above.

(2) Based upon the Bank’s adjusted total assets for the purpose of the Tier I or core capital ratios and risk-weighted assets for the purpose of the risk-based capital ratio.

Management believes that, as of December 31, 2015, the Bank’s capital ratios were in excess of those quantitative capital ratio standards applicable on that date, set forth under the prompt corrective action regulations referenced above. However, there can be no assurance that the Bank will continue to maintain such status in the future. The OCC has extensive discretion in its supervisory and enforcement activities, and can further adjust the requirement to be “well-capitalized” in the future.